Restricted Net Assets	12 Months Ended
Dec. 31, 2018
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets

28. RESTRICTED NET ASSETS

Relevant PRC law and regulations permit payment of dividends by PRC-based operating entities such as AmazGame, Gamease, Gamespace, Guanyou Gamespace and Chuangxiang only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, a PRC-based operating entity is required to annually appropriate 10% of net after-tax income to the statutory surplus reserve fund prior to payment of any dividends, unless the amount of the reserve fund has reached 50% of the entity’s registered capital. As a result of these and other restrictions under PRC law and regulations, PRC-based operating entities are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately $256.5 million, or 31% of the Company’s total consolidated net assets, as of December 31, 2018.